Investment Risks	May 29, 2026
Corgi 0-3 Month T-Bill ETF
Prospectus [Line Items]
Risk [Text Block]
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Corgi 0-3 Month T-Bill ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk.
The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments.

Corgi 0-3 Month T-Bill ETF | Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Debt Securities Risk.
The value of debt securities may rise or fall due to market fluctuations, increases in interest rates, the actual or perceived inability or unwillingness of issuers, guarantors, or liquidity providers to make scheduled principal or interest payments, or reduced liquidity in debt markets. Debt securities also involve the risk of lower returns due to reinvestment during periods of declining interest rates or early repayments by issuers of higher coupon or interest rate securities, and/or the risk of reduced income when interest rates fall. When interest rates rise, certain underlying obligations may be repaid substantially more slowly than expected and the value of those securities may decline sharply. Rising interest rates may cause the value of the Fund's fixed income securities to decrease, may adversely affect their liquidity, and may increase fixed income market volatility. If principal is prepaid sooner than anticipated, the Fund may need to reinvest that principal in obligations with lower interest rates. During periods of falling interest rates, the Fund's income may decrease. Interest rate changes generally have a greater impact on longer-duration debt securities. Returns from debt securities investments may lag returns from other investment alternatives, including equity securities.

Corgi 0-3 Month T-Bill ETF | U.S. Treasury Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
U.S. Treasury Obligations Risk.
U.S. Treasury obligations may differ from other fixed income securities with respect to interest rates, maturities, issuance timing, and other characteristics. As with other issuers, changes in the U.S. government's financial condition or credit rating may cause the value of the Fund's U.S. Treasury obligations to decline.

Corgi 0-3 Month T-Bill ETF | Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Income Risk.
The Fund's income may decrease due to declining interest rates or other factors. During periods of falling interest rates, issuers of securities held by the Fund may call or redeem those securities, and the Fund would generally need to reinvest the proceeds in securities that pay lower interest rates. If an obligation held by the Fund is prepaid, the Fund may be required to reinvest the prepaid principal in other obligations that generate income at lower rates.

Corgi 0-3 Month T-Bill ETF | Low Short-Term Interest Rates Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Low Short-Term Interest Rates Risk.
In market environments where short-term interest rates are low, the Fund's yield may be very low, and the Fund could have a negative yield (i.e., it could lose money on an operating basis). Under these conditions, the Fund may generate insufficient income to cover its expenses and may be unable to pay its scheduled dividend. In addition, the Fund may have difficulty buying and/or selling securities in connection with scheduled rebalances and, as a result, may hold a portion of its assets in cash, which may earn little or no income. These market conditions may negatively affect the Fund's ability to achieve a high degree of correlation with the Index.

Corgi 0-3 Month T-Bill ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Inflation Risk.
Inflation reduces the purchasing power of income and principal. Higher inflation expectations can lead to higher interest rates, which generally would reduce the value of fixed-
income
securities and could adversely affect the Fund's returns.

Corgi 0-3 Month T-Bill ETF | Index-Related Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Index-Related Risk.
•

Index Calculation & Methodology Risk.
The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.
•

Unaffiliated Index Provider Risk.
The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.
•

Third-Party Data Risk.
The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.

Corgi 0-3 Month T-Bill ETF | Authorized Participant and Market Maker Dependence Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Authorized Participant and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Corgi 0-3 Month T-Bill ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk.
Certain fixed-income investments may become less liquid, particularly during periods of market stress, reduced dealer balance sheet capacity, or heightened volatility. Reduced liquidity may make it more difficult or costly to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking error.

Corgi 0-3 Month T-Bill ETF | Premium/Discount to NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the Index/portfolio experiences disruptions.

Corgi 0-3 Month T-Bill ETF | Tracking Difference and Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tracking Difference and Tracking Error Risk.
The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.

Corgi 0-3 Month T-Bill ETF | Operational and Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Operational and Cybersecurity Risk.
The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.

Corgi 0-3 Month T-Bill ETF | Passive Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Passive Strategy Risk.
The Fund seeks to track the Index and, under normal circumstances, does not take temporary defensive positions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.

Corgi 0-3 Month T-Bill ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.
Corgi 0-3 Month T-Bill ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi 0-3 Month T-Bill ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi 0-3 Month T-Bill ETF | Brokerage Commissions and Bid-Ask Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

Corgi 0-3 Month T-Bill ETF | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Valuation Risk.
Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available.

Corgi 0-3 Month T-Bill ETF | Investment in Other Investment Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment in Other Investment Companies Risk.
The Fund may invest in shares of other investment companies, including ETFs advised by the Adviser or its affiliates. As a shareholder in another investment company, the Fund would bear its proportionate share of that company's fees and expenses, including advisory fees, in addition to the Fund's own fees and expenses. Investments in affiliated funds may create potential conflicts of interest for the Adviser.

Corgi 0-3 Month T-Bill ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi 3-12 Month T-Bill ETF
Prospectus [Line Items]
Risk [Text Block]
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Corgi 3-12 Month T-Bill ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk.
The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments.

Corgi 3-12 Month T-Bill ETF | Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Debt Securities Risk.
The value of debt securities may rise or fall due to market fluctuations, increases in interest rates, the actual or perceived inability or unwillingness of issuers, guarantors, or liquidity providers to make scheduled principal or interest payments, or reduced liquidity in debt markets. Debt securities also involve the risk of lower returns due to reinvestment during periods of declining interest rates or early repayments by issuers of higher coupon or interest rate securities, and/or the risk of reduced income when interest rates fall. When interest rates rise, certain underlying obligations may be repaid substantially more slowly than expected and the value of those securities may decline sharply. Rising interest rates may cause the value of the Fund's fixed income securities to decrease, may adversely affect their liquidity, and may increase fixed income market volatility. If principal is prepaid sooner than anticipated, the Fund may need to reinvest that principal in obligations with lower interest rates. During periods of falling interest rates, the Fund's income may decrease. Interest rate changes generally have a greater impact on longer-duration debt securities. Returns from debt securities investments may lag returns from other investment alternatives, including equity securities.

Corgi 3-12 Month T-Bill ETF | U.S. Treasury Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
U.S. Treasury Obligations Risk.
U.S. Treasury obligations may differ from other fixed income securities with respect to interest rates, maturities, issuance timing, and other characteristics. As with other issuers, changes in the U.S. government's financial condition or credit rating may cause the value of the Fund's U.S. Treasury obligations to decline.

Corgi 3-12 Month T-Bill ETF | Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Income Risk.
The Fund's income may decrease due to declining interest rates or other factors. During periods of falling interest rates, issuers of securities held by the Fund may call or redeem those securities, and the Fund would generally need to reinvest the proceeds in securities that pay lower interest rates. If an obligation held by the Fund is prepaid, the Fund may be required to reinvest the prepaid principal in other obligations that generate income at lower rates.

Corgi 3-12 Month T-Bill ETF | Low Short-Term Interest Rates Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Low Short-Term Interest Rates Risk.
In market environments where short-term interest rates are low, the Fund's yield may be very low, and the Fund could have a negative yield (i.e., it could lose money on an operating basis). Under these conditions, the Fund may generate insufficient income to cover its expenses and may be unable to pay its scheduled dividend. In addition, the Fund may have difficulty buying and/or selling securities in connection with scheduled rebalances and, as a result, may hold a portion of its assets in cash, which may earn little or no income. These market conditions may negatively affect the Fund's ability to achieve a high degree of correlation with the Index.

Corgi 3-12 Month T-Bill ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Inflation Risk.
Inflation reduces the purchasing power of income and principal. Higher inflation expectations can lead to higher interest rates, which generally would reduce the value of fixed-income securities and could adversely affect the Fund's returns.

Corgi 3-12 Month T-Bill ETF | Index-Related Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Index-Related Risk.
•

Index Calculation & Methodology Risk.
The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.
•

Unaffiliated Index Provider Risk.
The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.
•

Third-Party Data Risk.
The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.

Corgi 3-12 Month T-Bill ETF | Authorized Participant and Market Maker Dependence Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Authorized Participant and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Corgi 3-12 Month T-Bill ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk.
Certain fixed-income investments may become less liquid, particularly during periods of market stress, reduced dealer balance sheet capacity, or heightened volatility. Reduced liquidity may make it more difficult or costly to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking error.

Corgi 3-12 Month T-Bill ETF | Premium/Discount to NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the Index/portfolio experiences disruptions.

Corgi 3-12 Month T-Bill ETF | Tracking Difference and Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tracking Difference and Tracking Error Risk.
The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.

Corgi 3-12 Month T-Bill ETF | Operational and Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Operational and Cybersecurity Risk.
The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.

Corgi 3-12 Month T-Bill ETF | Passive Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Passive Strategy Risk.
The Fund seeks to track the Index and, under normal circumstances, does not take temporary defensive positions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.

Corgi 3-12 Month T-Bill ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.
Corgi 3-12 Month T-Bill ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi 3-12 Month T-Bill ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi 3-12 Month T-Bill ETF | Brokerage Commissions and Bid-Ask Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

Corgi 3-12 Month T-Bill ETF | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Valuation Risk.
Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available.

Corgi 3-12 Month T-Bill ETF | Investment in Other Investment Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment in Other Investment Companies Risk.
The Fund may invest in shares of other investment companies, including ETFs advised by the Adviser or its affiliates. As a shareholder in another investment company, the Fund would bear its proportionate share of that company's fees and expenses, including advisory fees, in addition to the Fund's own fees and expenses. Investments in affiliated funds may create potential conflicts of interest for the Adviser.

Corgi 3-12 Month T-Bill ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi 1-3 Year Treasury Bond ETF
Prospectus [Line Items]
Risk [Text Block]
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Corgi 1-3 Year Treasury Bond ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk.
The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments.

Corgi 1-3 Year Treasury Bond ETF | Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Debt Securities Risk.
The value of debt securities may rise or fall due to market fluctuations, increases in interest rates, the actual or perceived inability or unwillingness of issuers, guarantors, or liquidity providers to make scheduled principal or interest payments, or reduced liquidity in debt markets. Debt securities also involve the risk of lower returns due to reinvestment during periods of declining interest rates or early repayments by issuers of higher coupon or interest rate securities, and/or the risk of reduced income when interest rates fall. When interest rates rise, certain underlying obligations may be repaid substantially more slowly than expected and the value of those securities may decline sharply. Rising interest rates may cause the value of the Fund's fixed income securities to decrease, may adversely affect their liquidity, and may increase fixed income market volatility. If principal is prepaid sooner than anticipated, the Fund may need to reinvest that principal in obligations with lower interest rates. During periods of falling interest rates, the Fund's income may decrease. Interest rate changes generally have a greater impact on longer-duration debt securities. Returns from debt securities investments may lag returns from other investment alternatives, including equity securities.

Corgi 1-3 Year Treasury Bond ETF | U.S. Treasury Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
U.S. Treasury Obligations Risk.
U.S. Treasury obligations may differ from other fixed income securities with respect to interest rates, maturities, issuance timing, and other characteristics. As with other issuers, changes in the U.S. government's financial condition or credit rating may cause the value of the Fund's U.S. Treasury obligations to decline.

Corgi 1-3 Year Treasury Bond ETF | Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Income Risk.
The Fund's income may decrease due to declining interest rates or other factors. During periods of falling interest rates, issuers of securities held by the Fund may call or redeem those securities, and the Fund would generally need to reinvest the proceeds in securities that pay lower interest rates. If an obligation held by the Fund is prepaid, the Fund may be required to reinvest the prepaid principal in other obligations that generate income at lower rates.

Corgi 1-3 Year Treasury Bond ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Inflation Risk.
Inflation reduces the purchasing power of income and principal. Higher inflation expectations can lead to higher interest rates, which generally would reduce the value of fixed-income securities and could adversely affect the Fund's returns.

Corgi 1-3 Year Treasury Bond ETF | Index-Related Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Index-Related Risk.
•

Index Calculation & Methodology Risk.
The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.
•

Unaffiliated Index Provider Risk.
The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.
•

Third-Party Data Risk.
The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.

Corgi 1-3 Year Treasury Bond ETF | Authorized Participant and Market Maker Dependence Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Authorized Participant and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Corgi 1-3 Year Treasury Bond ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk.
Certain fixed-income investments may become less liquid, particularly during periods of market stress, reduced dealer balance sheet capacity, or heightened volatility. Reduced liquidity may make it more difficult or costly to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking error.

Corgi 1-3 Year Treasury Bond ETF | Premium/Discount to NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the Index/portfolio experiences disruptions.

Corgi 1-3 Year Treasury Bond ETF | Tracking Difference and Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tracking Difference and Tracking Error Risk.
The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.

Corgi 1-3 Year Treasury Bond ETF | Operational and Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Operational and Cybersecurity Risk.
The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.

Corgi 1-3 Year Treasury Bond ETF | Passive Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Passive Strategy Risk.
The Fund seeks to track the Index and, under normal circumstances, does not take temporary defensive positions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.

Corgi 1-3 Year Treasury Bond ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.
Corgi 1-3 Year Treasury Bond ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi 1-3 Year Treasury Bond ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi 1-3 Year Treasury Bond ETF | Brokerage Commissions and Bid-Ask Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

Corgi 1-3 Year Treasury Bond ETF | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Valuation Risk.
Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available.

Corgi 1-3 Year Treasury Bond ETF | Investment in Other Investment Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment in Other Investment Companies Risk.
The Fund may invest in shares of other investment companies, including ETFs advised by the Adviser or its affiliates. As a shareholder in another investment company, the Fund would bear its proportionate share of that company's fees and expenses, including advisory fees, in addition to the Fund's own fees and expenses. Investments in affiliated funds may create potential conflicts of interest for the Adviser.

Corgi 1-3 Year Treasury Bond ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi 3-7 Year Treasury Bond ETF
Prospectus [Line Items]
Risk [Text Block]
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Corgi 3-7 Year Treasury Bond ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk.
The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments.

Corgi 3-7 Year Treasury Bond ETF | Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Debt Securities Risk.
The value of debt securities may rise or fall due to market fluctuations, increases in interest rates, the actual or perceived inability or unwillingness of issuers, guarantors, or liquidity providers to make scheduled principal or interest payments, or reduced liquidity in debt markets. Debt securities also involve the risk of lower returns due to reinvestment during periods of declining interest rates or early repayments by issuers of higher coupon or interest rate securities, and/or the risk of reduced income when interest rates fall. When interest rates rise, certain underlying obligations may be repaid substantially more slowly than expected and the value of those securities may decline sharply. Rising interest rates may cause the value of the Fund's fixed income securities to decrease, may adversely affect their liquidity, and may increase fixed income market volatility. If principal is prepaid sooner than anticipated, the Fund may need to reinvest that principal in obligations with lower interest rates. During periods of falling interest rates, the Fund's income may decrease. Interest rate changes generally have a greater impact on longer-duration debt securities. Returns from debt securities investments may lag returns from other investment alternatives, including equity securities.

Corgi 3-7 Year Treasury Bond ETF | U.S. Treasury Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
U.S. Treasury Obligations Risk.
U.S. Treasury obligations may differ from other fixed income securities with respect to interest rates, maturities, issuance timing, and other characteristics. As with other issuers, changes in the U.S. government's financial condition or credit rating may cause the value of the Fund's U.S. Treasury obligations to decline.

Corgi 3-7 Year Treasury Bond ETF | Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Income Risk.
The Fund's income may decrease due to declining interest rates or other factors. During periods of falling interest rates, issuers of securities held by the Fund may call or redeem those securities, and the Fund would generally need to reinvest the proceeds in securities that pay lower interest rates. If an obligation held by the Fund is prepaid, the Fund may be required to reinvest the prepaid principal in other obligations that generate income at lower rates.

Corgi 3-7 Year Treasury Bond ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Inflation Risk.
Inflation reduces the purchasing power of income and principal. Higher inflation expectations can lead to higher interest rates, which generally would reduce the value of fixed-income securities and could adversely affect the Fund's returns.

Corgi 3-7 Year Treasury Bond ETF | Index-Related Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Index-Related Risk.
•

Index Calculation & Methodology Risk.
The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.
•

Unaffiliated Index Provider Risk.
The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.
•

Third-Party Data Risk.
The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.

Corgi 3-7 Year Treasury Bond ETF | Authorized Participant and Market Maker Dependence Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Authorized Participant and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Corgi 3-7 Year Treasury Bond ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk.
Certain fixed-income investments may become less liquid, particularly during periods of market stress, reduced dealer balance sheet capacity, or heightened volatility. Reduced liquidity may make it more difficult or costly to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking error.

Corgi 3-7 Year Treasury Bond ETF | Premium/Discount to NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the Index/portfolio experiences disruptions.

Corgi 3-7 Year Treasury Bond ETF | Tracking Difference and Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tracking Difference and Tracking Error Risk.
The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.

Corgi 3-7 Year Treasury Bond ETF | Operational and Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Operational and Cybersecurity Risk.
The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.

Corgi 3-7 Year Treasury Bond ETF | Passive Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Passive Strategy Risk.
The Fund seeks to track the Index and, under normal circumstances, does not take temporary defensive positions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.

Corgi 3-7 Year Treasury Bond ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.
Corgi 3-7 Year Treasury Bond ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi 3-7 Year Treasury Bond ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi 3-7 Year Treasury Bond ETF | Brokerage Commissions and Bid-Ask Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

Corgi 3-7 Year Treasury Bond ETF | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Valuation Risk.
Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available.

Corgi 3-7 Year Treasury Bond ETF | Investment in Other Investment Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment in Other Investment Companies Risk.
The Fund may invest in shares of other investment companies, including ETFs advised by the Adviser or its affiliates. As a shareholder in another investment company, the Fund would bear its proportionate share of that company's fees and expenses, including advisory fees, in addition to the Fund's own fees and expenses. Investments in affiliated funds may create potential conflicts of interest for the Adviser.

Corgi 3-7 Year Treasury Bond ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi 1-5 Year Investment Grade Corporate Bond ETF
Prospectus [Line Items]
Risk [Text Block]
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Corgi 1-5 Year Investment Grade Corporate Bond ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk.
The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments.

Corgi 1-5 Year Investment Grade Corporate Bond ETF | Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Debt Securities Risk.
The value of debt securities may rise or fall due to market fluctuations, increases in interest rates, the actual or perceived inability or unwillingness of issuers, guarantors, or liquidity providers to make scheduled principal or interest payments, or reduced liquidity in debt markets. Debt securities also involve the risk of lower returns due to reinvestment during periods of declining interest rates or early repayments by issuers of higher coupon or interest rate securities, and/or the risk of reduced income when interest rates fall. When interest rates rise, certain underlying obligations may be repaid substantially more slowly than expected and the value of those securities may decline sharply. Rising interest rates may cause the value of the Fund's fixed income securities to decrease, may adversely affect their liquidity, and may increase fixed income market volatility. If principal is prepaid sooner than anticipated, the Fund may need to reinvest that principal in obligations with lower interest rates. During periods of falling interest rates, the Fund's income may decrease. Interest rate changes generally have a greater impact on longer-duration debt securities. Returns from debt securities investments may lag returns from other investment alternatives, including equity securities.

Corgi 1-5 Year Investment Grade Corporate Bond ETF | Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Income Risk.
The Fund's income may decrease due to declining interest rates or other factors. During periods of falling interest rates, issuers of securities held by the Fund may call or redeem those securities, and the Fund would generally need to reinvest the proceeds in securities that pay lower interest rates. If an obligation held by the Fund is prepaid, the Fund may be required to reinvest the prepaid principal in other obligations that generate income at lower rates.

Corgi 1-5 Year Investment Grade Corporate Bond ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Inflation Risk.
Inflation reduces the purchasing power of income and principal. Higher inflation expectations can lead to higher interest rates, which generally would reduce the value of fixed-income securities and could adversely affect the Fund's returns.

Corgi 1-5 Year Investment Grade Corporate Bond ETF | Index-Related Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Index-Related Risk.
•

Index Calculation & Methodology Risk.
The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.
•

Unaffiliated Index Provider Risk.
The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.
•

Third-Party Data Risk.
The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.

Corgi 1-5 Year Investment Grade Corporate Bond ETF | Authorized Participant and Market Maker Dependence Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Authorized Participant and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Corgi 1-5 Year Investment Grade Corporate Bond ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk.
Certain fixed-income investments may become less liquid, particularly during periods of market stress, reduced dealer balance sheet capacity, or heightened volatility. Reduced liquidity may make it more difficult or costly to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking error.

Corgi 1-5 Year Investment Grade Corporate Bond ETF | Premium/Discount to NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the Index/portfolio experiences disruptions.

Corgi 1-5 Year Investment Grade Corporate Bond ETF | Tracking Difference and Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tracking Difference and Tracking Error Risk.
The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.

Corgi 1-5 Year Investment Grade Corporate Bond ETF | Operational and Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Operational and Cybersecurity Risk.
The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.

Corgi 1-5 Year Investment Grade Corporate Bond ETF | Passive Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Passive Strategy Risk.
The Fund seeks to track the Index and, under normal circumstances, does not take temporary defensive positions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.

Corgi 1-5 Year Investment Grade Corporate Bond ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.
Corgi 1-5 Year Investment Grade Corporate Bond ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi 1-5 Year Investment Grade Corporate Bond ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi 1-5 Year Investment Grade Corporate Bond ETF | Brokerage Commissions and Bid-Ask Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

Corgi 1-5 Year Investment Grade Corporate Bond ETF | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Valuation Risk.
Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available.

Corgi 1-5 Year Investment Grade Corporate Bond ETF | Investment in Other Investment Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment in Other Investment Companies Risk.
The Fund may invest in shares of other investment companies, including ETFs advised by the Adviser or its affiliates. As a shareholder in another investment company, the Fund would bear its proportionate share of that company's fees and expenses, including advisory fees, in addition to the Fund's own fees and expenses. Investments in affiliated funds may create potential conflicts of interest for the Adviser.

Corgi 1-5 Year Investment Grade Corporate Bond ETF | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk.
The value of the Fund's fixed income investments generally will fall when interest rates rise. Changes in interest rates may also affect the liquidity and volatility of fixed income markets. Interest rate risk is generally greater for longer-duration securities; the Fund's exposure to this risk will vary with the duration of its portfolio.

Corgi 1-5 Year Investment Grade Corporate Bond ETF | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit Risk.
The Fund is exposed to the risk that an issuer, guarantor, or other obligated party will be unable or unwilling to make scheduled principal or interest payments. Credit risk may be heightened during periods of economic stress or deteriorating market conditions, and changes in the actual or perceived creditworthiness of an issuer may reduce the value and liquidity of its securities.

Corgi 1-5 Year Investment Grade Corporate Bond ETF | Investment Grade Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment Grade Securities Risk.
Although investment-grade bonds are generally considered to present lower credit risk than below-investment-grade bonds, they are still subject to credit risk. Bonds rated at the lower end of investment grade may be more sensitive to changes in economic conditions and are more likely to be downgraded to below investment grade ("fallen angels"), which could increase volatility and reduce liquidity.

Corgi 1-5 Year Investment Grade Corporate Bond ETF | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Call Risk.
During periods of falling interest rates, an issuer of a callable bond held by the Fund may "call" or repay the security before its stated maturity. In that event, the Fund may have to reinvest the proceeds in securities with lower yields (which may reduce the Fund's income) or in securities with greater risks or other less favorable features.

Corgi 1-5 Year Investment Grade Corporate Bond ETF | Corporate Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Corporate Bond Risk.
Corporate bonds are subject to risks of the issuing corporations, including adverse changes in an issuer's financial condition, business prospects, or leverage. Corporate bond values may be affected by corporate actions, litigation, and regulatory developments, and may underperform U.S. government or agency obligations during periods of heightened credit stress.

Corgi 1-5 Year Investment Grade Corporate Bond ETF | Foreign Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Issuer Risk.
The Fund may invest in securities of non-U.S. issuers. Investments in non-U.S. issuers may involve additional risks, including political, social, or economic instability; differing regulatory and accounting standards; and less public information about issuers, any of which may adversely affect the value and liquidity of such securities. Because the Fund's holdings are generally U.S. dollar-denominated, the Fund is expected to have limited direct currency risk, but foreign issuer-related risks may still be significant. Where the Fund's underlying securities trade on a market that is closed when U.S. markets are open, the last quoted price from the foreign market may not reflect current conditions, which could lead to differences between the market price of the Fund's shares and the underlying value of those shares.

Corgi 1-5 Year Investment Grade Corporate Bond ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk.
The Fund is classified as "non-diversified," meaning it may hold fewer portfolio securities than many other funds. When the Fund invests in a relatively small number of issuers, a decline in the market value of any particular security held by the Fund may have a greater impact on the Fund's value than if it invested in a larger number of issuers. As a result, the value of Fund Shares may be more volatile than the shares of more diversified funds.

Corgi 1-5 Year Investment Grade Corporate Bond ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk.
The Fund may be susceptible to an increased risk of loss to the extent that the Fund's investments are concentrated in the securities or other assets of one or more issuers, markets, industry or group of industries, or asset classes. In such circumstances, adverse events affecting an issuer, market, industry or group of industries may have a greater impact on the Fund than if the Fund were more broadly exposed.

Corgi 1-5 Year Investment Grade Corporate Bond ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
The Fund may use futures, options, and swap contracts to help track the Underlying Index. Derivatives may be more volatile than direct investments in the underlying securities, may be difficult to value or close out at favorable times or prices, may involve leverage, and may expose the Fund to counterparty risk.

Corgi 1-5 Year Investment Grade Corporate Bond ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi 1-5 Year Investment Grade Corporate Bond ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as "non-diversified," meaning it may hold fewer portfolio securities than many other funds. When the Fund invests in a relatively small number of issuers, a decline in the market value of any particular security held by the Fund may have a greater impact on the Fund's value than if it invested in a larger number of issuers. As a result, the value of Fund Shares may be more volatile than the shares of more diversified funds.
Corgi 0-5 Year High Yield Corporate Bond ETF
Prospectus [Line Items]
Risk [Text Block]
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Corgi 0-5 Year High Yield Corporate Bond ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk.
The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or similar events) could materially affect the Fund and its investments, and could result in increased premiums or discounts to NAV.

Corgi 0-5 Year High Yield Corporate Bond ETF | Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Income Risk.
The Fund's income may decrease due to declining interest rates or other factors. This decline in income can occur because the Fund may subsequently invest in lower-yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Index are substituted, or the Fund otherwise needs to purchase additional bonds.

Corgi 0-5 Year High Yield Corporate Bond ETF | Index-Related Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Index-Related Risk.
•

Index Calculation & Methodology Risk.
The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.
•

Unaffiliated Index Provider Risk.
The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, failures, or delays by the Index Provider may adversely affect the Index and, in turn, the Fund, including where unusual market conditions or unforeseen circumstances cause the Index Provider to postpone a scheduled rebalance, which could cause the Index to vary from its normal or expected composition.
•

Third-Party Data Risk.
The Index relies on third-party data (e.g., prices, classifications, and corporate actions) and may be calculated by an unaffiliated calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.

Corgi 0-5 Year High Yield Corporate Bond ETF | Authorized Participant and Market Maker Dependence Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Authorized Participant and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. Only APs may engage in creation or redemption transactions directly with the Fund, and no AP is obligated to do so. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Corgi 0-5 Year High Yield Corporate Bond ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk.
Certain fixed-income investments may become less liquid, particularly during periods of market stress, reduced dealer balance sheet capacity, or heightened volatility. Reduced liquidity may make it more difficult or costly to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking error. An investment may be considered illiquid if the Fund reasonably expects it cannot be sold or disposed of in current market conditions within seven calendar days or less without significantly changing its market value, and illiquidity in the underlying market can contribute to Shares trading at a premium or discount to NAV.

Corgi 0-5 Year High Yield Corporate Bond ETF | Premium/Discount to NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the creation/redemption process is disrupted. If you buy Shares at a time when the market price is at a premium to NAV or sell Shares at a time when the market price is at a discount to NAV, you may pay more or receive less than the underlying value of the Shares.

Corgi 0-5 Year High Yield Corporate Bond ETF | Tracking Difference and Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tracking Difference and Tracking Error Risk.
The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, fair-value pricing, and other factors that contribute to tracking difference and tracking error. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions, and may be higher for funds tracking indices with a high yield focus.

Corgi 0-5 Year High Yield Corporate Bond ETF | Operational and Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Operational and Cybersecurity Risk.
The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties, the Index Provider, data vendors, and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.

Corgi 0-5 Year High Yield Corporate Bond ETF | Passive Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Passive Strategy Risk.
The Fund seeks to track the Index and, under normal circumstances, does not take temporary defensive positions. The Fund will not fully replicate the Index and may hold securities or other assets not included in the Index, and there is no guarantee that the Fund's investment results will have a high degree of correlation to those of the Index or that the Fund will achieve its investment objective.

Corgi 0-5 Year High Yield Corporate Bond ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.
Corgi 0-5 Year High Yield Corporate Bond ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi 0-5 Year High Yield Corporate Bond ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi 0-5 Year High Yield Corporate Bond ETF | Brokerage Commissions and Bid-Ask Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

Corgi 0-5 Year High Yield Corporate Bond ETF | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Valuation Risk.
Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations, including fair-value methodologies, particularly for securities that trade in low volume or volatile markets. The price the Fund could receive upon the sale of an investment may differ from the Fund's valuation of that investment and may also differ from the value used by the Index, which could contribute to premiums/discounts and tracking error.

Corgi 0-5 Year High Yield Corporate Bond ETF | Investment in Other Investment Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment in Other Investment Companies Risk.
The Fund may invest in shares of other investment companies, including ETFs advised by the Adviser or its affiliates. As a shareholder in another investment company, the Fund would bear its proportionate share of that company's fees and expenses, including advisory fees, in addition to the Fund's own fees and expenses. Investments in affiliated funds may create potential conflicts of interest for the Adviser.

Corgi 0-5 Year High Yield Corporate Bond ETF | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk.
The value of the Fund's fixed income investments generally will fall when interest rates rise. Changes in interest rates may also affect the liquidity and volatility of fixed income markets. Interest rate changes can be sudden and unpredictable and may result in heightened volatility and lower liquidity for certain instruments, which may adversely affect the Fund's performance.

Corgi 0-5 Year High Yield Corporate Bond ETF | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit Risk.
The Fund is exposed to the risk that an issuer, guarantor, or other obligated party will be unable or unwilling to make scheduled principal or interest payments. Credit risk may be heightened during periods of economic stress or deteriorating market conditions, and changes in the actual or perceived creditworthiness of an issuer may reduce the value and liquidity of its securities.

Corgi 0-5 Year High Yield Corporate Bond ETF | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Call Risk.
During periods of falling interest rates, an issuer of a callable bond held by the Fund may "call" or repay the security before its stated maturity. In that event, the Fund may have to reinvest the proceeds in securities with lower yields (which may reduce the Fund's income) or in securities with greater risks or other less favorable features.

Corgi 0-5 Year High Yield Corporate Bond ETF | Foreign Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Issuer Risk.
The Fund may invest in securities of non-U.S. issuers. Investments in non-U.S. issuers may involve additional risks, including political, social, or economic instability; differing regulatory and accounting standards; and less public information about issuers, any of which may adversely affect the value and liquidity of such securities. Because the Fund's holdings are generally U.S. dollar-denominated, the Fund is expected to have limited direct currency risk, but foreign issuer-related risks may still be significant. Where the Fund's underlying securities trade on a market that is closed when U.S. markets are open, the last quoted price from the foreign market may not reflect current conditions, which could lead to differences between the market price of the Fund's shares and the underlying value of those shares.

Corgi 0-5 Year High Yield Corporate Bond ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk.
The Fund is classified as "non-diversified," meaning it may hold fewer portfolio securities than many other funds. When the Fund invests in a relatively small number of issuers, a decline in the market value of any particular security held by the Fund may have a greater impact on the Fund's value than if it invested in a larger number of issuers. As a result, the value of Fund Shares may be more volatile than the shares of more diversified funds.

Corgi 0-5 Year High Yield Corporate Bond ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk.
The Fund may be susceptible to an increased risk of loss to the extent that the Fund's investments are concentrated in the securities or other assets of one or more issuers, markets, industry or group of industries, or asset classes. In such circumstances, adverse events affecting an issuer, market, industry or group of industries may have a greater impact on the Fund than if the Fund were more broadly exposed.

Corgi 0-5 Year High Yield Corporate Bond ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
The Fund may use futures, options, and swap contracts to help track the Underlying Index. Derivatives may be more volatile than direct investments in the underlying securities, may be difficult to value or close out at favorable times or prices, may involve leverage, and may expose the Fund to counterparty risk.

Corgi 0-5 Year High Yield Corporate Bond ETF | High Yield Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
High Yield Securities Risk.
Securities rated below investment grade (commonly referred to as "junk bonds"), or unrated securities of similar credit quality, are generally considered speculative and may involve greater levels of risk than higher-rated securities of similar maturity. Such securities may be more likely to default, and their values may be more volatile and more sensitive to adverse economic and issuer-specific developments.

Corgi 0-5 Year High Yield Corporate Bond ETF | Industrial Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Industrial Companies Risk.
Industrial companies can be affected by supply and demand for their specific products or services and for industrial company products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities may also affect the performance of these companies.

Corgi 0-5 Year High Yield Corporate Bond ETF | Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Trading Risk.
The Fund faces numerous market trading risks, including the potential lack of an active market for Shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Shares. These factors may lead to Shares trading at a premium or discount to NAV (or to the intraday value of the Fund's portfolio holdings).

Corgi 0-5 Year High Yield Corporate Bond ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi 0-5 Year High Yield Corporate Bond ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as "non-diversified," meaning it may hold fewer portfolio securities than many other funds. When the Fund invests in a relatively small number of issuers, a decline in the market value of any particular security held by the Fund may have a greater impact on the Fund's value than if it invested in a larger number of issuers. As a result, the value of Fund Shares may be more volatile than the shares of more diversified funds.